BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED JUNE 25, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026
Invesco Balanced-Risk Allocation Portfolio
Effective June 30, 2026 (“Effective Date”), Jan Grindrod will serve as a portfolio manager of Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. As of March 31, 2026, Mr. Grindrod did not beneficially own any equity securities of the Portfolio. As of the Effective Date, Scott Wolle will no longer serve as a portfolio manager of the Portfolio. As of the Effective Date, all references to Mr. Wolle in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
As of the Effective Date, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
John Burrello, CFA, Portfolio Manager, Chris Devine, CFA, Portfolio Manager, Scott Hixon, CFA, Portfolio Manager and Head of Investment Research, and Jan Grindrod, CFA, Portfolio Manager, have managed the Portfolio since 2022, 2012, 2012 and June 2026 respectively.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following paragraph is added after the last paragraph of the section:
Jan Grindrod, CFA, is a Portfolio Manager with Invesco. Mr. Grindrod has managed the Portfolio since June 2026 and has been associated with Invesco and/or its affiliates since 2013. He has been affiliated with the Invesco Global Asset Allocation team since 2024.
As of the Effective Date, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Mr. Grindrod is added immediately following the information included therein with respect to Mr. Burello:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jan Grindrod[2] Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
2Other accounts managed information is as of March 31, 2026.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE